Segment reporting - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 segment division	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Number of operating divisions | division	3
Number of operating segments	8
Marine
Disclosure of operating segments [line items]
Number of segments in division	6
One customer | Marine
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
Two customers | Marine
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%	8.00%
Customer with timecharter contract | Marine
Disclosure of operating segments [line items]
Percentage of entity's revenue			6.00%
All other clients | Marine
Disclosure of operating segments [line items]
Percentage of entity's revenue			7.00%